STOCK REPURCHASE PROGRAM - Narrative (Details)		12 Months Ended
	Jul. 18, 2016 USD ($) shares	Oct. 29, 2017 USD ($) shares	Oct. 30, 2016 USD ($) repurchase_program shares	Nov. 01, 2015 USD ($) shares	Oct. 10, 2017 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock repurchase programs authorized | repurchase_program			2
Stock repurchase program, authorized amount | $			$ 106,300,000		$ 50,000,000
Treasury stock purchases (in shares)		2,800,000	1,600,000
Purchase of treasury stock | $	$ 45,000,000	$ 41,214,000	$ 62,874,000	$ 0
Stock repurchase program, remaining authorized repurchase amount | $		$ 52,200,000
Retirements (in shares)		3,000,000	4,000,000
Retirement of shares repurchased during prior year		400,000	400,000
CD and R Fund
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury stock purchases (in shares)	2,900,000
Treasury Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury stock purchases (in shares)		2,957,838	4,589,576	208,626
Retirements (in shares)		3,443,448	4,423,564
Retirement of treasury shares | $		$ (50,587,000)	$ (62,279,000)
2016 Stock Repurchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase of treasury stock | $		$ 41,200,000	$ 17,900,000